Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 25,451	$ 27,184
Goodwill	136,752	140,940
Intangible assets	45,392	45,874
Investments in associates and joint ventures	6,319	5,263
Investment securities	112	100
Deferred tax assets	1,601	1,216
Employee benefits	19	22
Income tax receivables	524	708
Derivatives	29	25
Trade and other receivables	756	834
Non-current assets	216,954	222,166
Current assets
Investment securities	4	1,304
Inventories	4,200	4,119
Income tax receivables	1,044	908
Derivatives	643	458
Trade and other receivables	6,541	6,566
Cash and cash equivalents	7,970	10,472
Assets classified as held for sale	41	133
Current assets	20,443	23,960
Total assets	237,397	246,126
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	23,137	24,835
Retained earnings	26,017	28,394
Equity attributable to equity holders of AB InBev	68,510	72,585
Non-controlling interests	7,054	7,635
Equity	75,564	80,220
Non-current liabilities
Interest-bearing loans and borrowings	110,949	108,949
Employee benefits	2,828	2,993
Deferred tax liabilities	13,263	13,107
Income tax payables	571	732
Derivatives	931	937
Trade and other payables	1,197	1,462
Provisions	1,441	1,515
Non-current liabilities	131,180	129,695
Current liabilities
Bank overdrafts	72	117
Interest-bearing loans and borrowings	5,974	7,433
Income tax payables	1,002	1,558
Derivatives	2,174	1,457
Trade and other payables	20,939	24,762
Provisions	491	885
Current liabilities	30,653	36,211
Total equity and liabilities	$ 237,397	$ 246,126